Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 2,157,323	$ 1,939,322	$ 1,728,332
Cost of sales	(1,394,822)	(1,328,285)	(1,185,583)
Gross profit	762,501	611,037	542,749
Other income	17,827	15,202	15,343
Administrative expenses	(101,171)	(88,436)	(86,830)
Other expenses by function	(61,638)	(89,731)	(106,415)
Other gains (losses)	543	679	3,760
Profit (loss) from operating activities	618,062	448,751	368,607
Finance income	13,499	10,129	11,570
Finance costs	(50,124)	(57,498)	(69,853)
Share of profit of associates and joint ventures accounted for using the equity method	14,452	13,047	10,326
Foreign currency translation differences	(1,299)	460	(12,364)
Profit (loss) before taxes	594,590	414,889	308,286
Profit for the year	428,417	281,924	224,520
Profit attributable to
Owners of the Parent	427,697	278,290	220,356
Non-controlling interests	720	3,634	4,164
Profit for the year	$ 428,417	$ 281,924	$ 224,520
Common shares
Basic earnings per share (US$ per share	$ 1.6250	$ 1.0573	$ 0.84
Diluted common shares
Diluted earnings per share (US$ per share)	$ 1.6250	$ 1.0573	$ 0.84
Income tax expense, continuing operations	$ (166,173)	$ (132,965)	$ (83,766)